Property, Plant and Equipment - Additional Information (Detail) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2019 USD ($) Tower	Jul. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Tower	Dec. 31, 2019 USD ($) Tower	Dec. 31, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation expense				$ 93,600	$ 92,600	$ 93,100
Assets, net of accumulated depreciation, related to AROs				5,800	6,000
Property and equipment acquired through current and long-term debt				1,800	2,800	1,600
Net change in current and long-term construction accounts payable resulted in additions or (adjustments) to Purchase of property and equipment				10,400	4,800	(1,400)
Proceeds from sale lease back transaction				5,814	70,586
Proceeds from sale-leaseback financing obligation					18,945
Gain (loss) on disposal of assets and sale-leaseback transaction				2,525	11,169	$ (1,346)
Sale leaseback transaction, deferred gain					49,114
Long-term Debt				661,708	568,419
Bolivian
Property, Plant and Equipment [Line Items]
Sale lease back transaction tax					18,200
Sale-leaseback transaction, taxable gain			$ 5,100
General and Administrative Expenses
Property, Plant and Equipment [Line Items]
Bank fee				$ 0	1,300
General and Administrative Expenses | Bolivian
Property, Plant and Equipment [Line Items]
Sale lease back transaction taxes paid					3,000
Nueva Tel
Property, Plant and Equipment [Line Items]
Number of network towers covered under sale and lease back transaction | Tower				608
Proceeds from sale-leaseback financing obligation	$ 95,300	$ 95,300
Gain (loss) on disposal of assets and sale-leaseback transaction				$ 5,600	10,100
Sale leaseback transaction, deferred gain					55,100
Deferred gain recognized					5,900
Sale leaseback transaction, deferred gain, current					3,900
Lease term				10 years
Lease term description				The tower sites have an initial lease term of 10 years with up to three five-year renewal terms at NuevaTel’s option.
Annual base operating lease rental obligation				$ 10,400
Annual base capital lease rental obligation				$ 300
Percenatge Increase Of Annual Lease Rental				3.00%
Gross rent expense				$ 11,600	6,000
Gross annual tower financing obligation				900
Nueva Tel | Maximum
Property, Plant and Equipment [Line Items]
Number of network towers available for sale under sale and lease back transaction | Tower	651
Nueva Tel | Bolivian | Tower Transaction Financing Obligation
Property, Plant and Equipment [Line Items]
Long-term Debt				$ 4,546	16,757
Nueva Tel | Capital Lease
Property, Plant and Equipment [Line Items]
Sale leaseback transaction, deferred gain					1,000
Nueva Tel | Tranche One
Property, Plant and Equipment [Line Items]
Proceeds from sale lease back transaction					$ 89,500
Number of network towers covered under sale and lease back transaction | Tower					574
Nueva Tel | Tranche Two
Property, Plant and Equipment [Line Items]
Number of network towers covered under sale and lease back transaction | Tower				34
Proceeds from sale-leaseback financing obligation	$ 5,800